Note 32 - Supplemental Cash Flow Information - Schedule of Investing Activities with Partial Cash Payments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Purchase of equipment	$ 615,498	$ 522,835	$ 237,564
Add: Opening balance of payables for equipment	0	19,724	79,517
Less: Ending balance of payables for equipment	0	0	(19,724)
Cash paid	615,498	542,559	297,357
Acquisition / Purchase of intangible assets	54,987	42,838	6,538,446
Add: Opening balance of payables for intangible assets	0	3,020,475	0
Less: Reversal of payables for intangible assets	0	(2,150,000)	0
Less: Ending balance of payables for intangible assets	0	0	(3,020,475)
Cash paid	$ 54,987	$ 913,313	$ 3,517,971